PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Property and equipment include the following:

	December 31, 2014	December 31, 2013
Office Equipment	$24,961	$23,781
Less: Accumulated depreciation	(18,646)	(13,772)
Property and equipment, net	$6,315	$10,009